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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06565

H&Q Life Sciences Investors
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/13

Item 1.  Schedule of Investments.

H&Q LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013

(Unaudited)

SHARES		VALUE
	CONVERTIBLE AND NON-CONVERTIBLE SECURITIES AND WARRANTS — 8.3% of Net Assets
	Convertible Preferred and Warrants (Restricted)(a) (b) — 7.2%
	Biotechnologies/Biopharmaceuticals — 1.1%
3,324,401	Celladon Corporation Series A-1	$1,492,656
61,707	Celladon Corporation warrants (expiration 10/10/18)	0
2,568,939	EBI Life Sciences, Inc. Series A (c)	13,102
2,862,324	Euthymics Biosciences, Inc. Series A (c)	1,099,991
2,568,939	Neurovance, Inc. Series A (c)	199,863
8,647,438	Neurovance, Inc. Series A-1 (c)	672,771
		3,478,383
	Healthcare Services — 1.3%
3,589,744	PHT Corporation Series D (c)	2,800,000
802,996	PHT Corporation Series E (c)	1,244,403
99,455	PHT Corporation Series F (c)	263,685
		4,308,088
	Medical Devices and Diagnostics — 4.8%
2,338,198	AlterG, Inc. Series C	958,661
79,330	CardioKinetix, Inc. Series C	1,116,094
142,574	CardioKinetix, Inc. Series D	542,779
439,333	CardioKinetix, Inc. Series E	1,250,781
N/A	CardioKinetix, Inc. warrants (expiration 12/11/19) (d)	0
N/A	CardioKinetix, Inc. warrants (expiration 6/03/20) (d)	0
2,161,090	Dynex Technologies, Inc. Series A	641,844
98,824	Dynex Technologies, Inc. warrants (expiration 4/01/19)	0
7,877	Dynex Technologies, Inc. warrants (expiration 5/06/19)	0
2,021,388	IlluminOss Medical, Inc. Series C-1	775,000
3,661,706	Insightra Medical, Inc. Series C	1,550,000
2,446,016	Labcyte, Inc. Series C	1,743,765
107,178	Labcyte, Inc. Series D	88,915
2,161,090	Magellan Diagnostics, Inc. Series A	1,480,995
98,824	Magellan Diagnostics, Inc. warrants (expiration 4/01/19)	0
7,877	Magellan Diagnostics, Inc. warrants (expiration 5/06/19)	0
9,606,373	Palyon Medical Corporation Series A (c)	9,606
18,832,814	Palyon Medical Corporation Series B (c)	1,306,997
N/A	Palyon Medical Corporation warrants (expiration 4/26/19) (c) (d)	0
43,478	TherOx, Inc. Series H	435
99,646	TherOx, Inc. Series I	997
3,280,000	Tibion Corporation Series B	258,136
N/A	Tibion Corporation warrants (expiration 07/12/17) (d)	0
N/A	Tibion Corporation warrants (expiration 10/30/17) (d)	0
N/A	Tibion Corporation warrants (expiration 11/28/17) (d)	0
2,606,033	Veniti, Inc. Series A (c)	2,385,302

The accompanying notes are an integral part of this schedule of investments.

SHARES		VALUE
	Convertible Preferred and Warrants (Restricted)(a) (b) — continued
1,307,169	Veniti, Inc. Series B (c)	$1,196,452
		15,306,759
	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (RESTRICTED)	23,093,230

PRINCIPAL AMOUNT
	Convertible Notes — 1.0%
	Biotechnologies/Biopharmaceuticals — 0.0%
$25,187	Celladon Corporation Convertible Promissory Note, 6.00%, due 3/31/14 (Restricted)	25,187
	Drug Discovery Technologies — 0.0%
700,000	deCode Genetics, Inc. 3.50%, due 4/15/11 (a) (b)	0
	Pharmaceuticals — 1.0%
2,000,000	Supernus Pharmaceuticals, Inc., 7.50% due 5/1/19(g)	3,245,000
	TOTAL CONVERTIBLE NOTES	3,270,187

SHARES
	Non-Convertible Notes (Restricted)(a) (b) — 0.1%
	Medical Devices and Diagnostics — 0.1%
238,286	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18	238,286
28,211	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18	28,211
		266,497
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE SECURITIES AND WARRANTS (Cost $31,394,608)	26,629,914

	COMMON STOCKS AND WARRANTS — 86.7%
	Biotechnologies/Biopharmaceuticals — 59.1%
34,546	Acorda Therapeutics, Inc. (b)	1,008,743
111,924	Alexion Pharmaceuticals, Inc. (b)	14,892,607
58,923	Alkermes plc (b)	2,395,809
48,695	Alnylam Pharmaceuticals, Inc. (b)	3,132,549
125,374	Amgen, Inc.	14,312,696
173,020	Auxilium Pharmaceuticals, Inc. (b)	3,588,435
581,860	BioDelivery Sciences International, Inc. (b)	3,427,155
59,788	Biogen Idec, Inc. (b)	16,725,693
45,411	BioMarin Pharmaceutical Inc. (b)	3,191,031
156,955	Celgene Corporation (b)	26,519,117
1,892	Ceres, Inc. warrants (Restricted, expiration 9/05/15) (a) (b)	0

The accompanying notes are an integral part of this schedule of investments.

SHARES		VALUE
	Biotechnologies/Biopharmaceuticals — continued
32,658	Clovis Oncology, Inc. (b)	$1,968,298
75,914	Cubist Pharmaceuticals, Inc. (b)	5,228,197
464,770	Gilead Sciences, Inc. (b)	34,927,466
107,776	Infinity Pharmaceuticals, Inc. (b)	1,488,387
12,743	MacroGenics, Inc. (Restricted) (b)	314,587
243,920	MEI Pharma, Inc. (b)	1,953,799
757,050	Merrimack Pharmaceuticals, Inc. (b)	4,042,647
57,912	Neurocrine Biosciences, Inc. (b)	540,898
62,800	NPS Pharmaceuticals, Inc. (b)	1,906,608
113,100	OncoGenex Pharmaceuticals, Inc. (b)	943,254
37,500	OncoGenex Pharmaceuticals, Inc. warrants (Restricted, expiration 10/22/15) (a) (b)	4,875
29,400	Pharmacyclics, Inc. (b)	3,109,932
57,604	Puma Biotechnology, Inc. (b)	5,963,742
81,959	Regeneron Pharmaceuticals, Inc. (b)	22,558,395
314,497	Verastem, Inc. (b)	3,585,266
153,029	Vertex Pharmaceuticals, Inc. (b)	11,370,055
		189,100,241
	Drug Delivery — 1.5%
4,266,000	A.P. Pharma, Inc. (b)	1,898,370
2,066,667	A.P. Pharma, Inc. warrants (Restricted, expiration 7/01/16) (a) (b)	411,266
575,640	IntelliPharmaceutics International Inc. (b) (c)	2,129,868
319,800	IntelliPharmaceutics International Inc. warrants (Restricted, expiration 2/01/16) (a) (b) (c)	466,908
		4,906,412
	Drug Discovery Technologies — 3.6%
227,088	Incyte Corporation (b)	11,497,466
46	Zyomyx, Inc. (Restricted) (a) (b)	11
		11,497,477
	Financial Services — 0.0%
3,939,544	Sarossa Captial plc (b) (f)	78,298
	Generic Pharmaceuticals — 13.1%
46,815	Actavis plc (b)	7,864,920
326,448	Akorn, Inc. (b)	8,040,414
99,469	Impax Laboratories, Inc. (b)	2,500,651
147,916	Mylan, Inc. (b)	6,419,554
66,228	Perrigo Company plc (f)	10,163,349
97,180	Sagent Pharmaceuticals, Inc. (b)	2,466,428
115,118	Teva Pharmaceutical Industries Ltd. (e)	4,613,930
		42,069,246
	Healthcare Services — 0.3%
148,148	InnovaCare Health, Inc. (Restricted) (a) (b) (g)	777,777

	Medical Devices and Diagnostics — 4.8%
226,902	Accuray, Inc. (b)	1,976,316
130,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	94,032

The accompanying notes are an integral part of this schedule of investments.

SHARES		VALUE
	Medical Devices and Diagnostics — continued
137,556	Hologic, Inc. (b)	$3,074,377
17,668	IDEXX Laboratories, Inc. (b)	1,879,345
47,854	Illumina, Inc. (b)	5,293,610
26,300	PerkinElmer, Inc.	1,084,349
139	Songbird Hearing, Inc. (Restricted) (a) (b)	93
9,980	Thermo Fisher Scientific Inc.	1,111,273
9,700	Waters Corporation (b)	970,000
		15,483,395
	Pharmaceuticals — 4.3%
121,800	Avanir Pharmaceuticals, Inc. (b)	409,248
41,773	Endo Health Solutions, Inc. (b)	2,818,007
232,784	Ironwood Pharmaceuticals, Inc. (b)	2,702,622
46,724	Shire plc (e)	6,601,634
140,800	Supernus Pharmaceuticals, Inc. (b)	1,061,632
		13,593,143
	TOTAL COMMON STOCKS AND WARRANTS (Cost $157,940,575)	277,505,989

	EXCHANGE TRADED FUND — 2.7%
38,280	iShares Nasdaq Biotechnology ETF	8,691,857
	TOTAL EXCHANGE TRADED FUND (Cost $7,734,748)	8,691,857

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT — 2.1%
$6,624,000	Repurchase Agreement, State Street Bank and Trust Co., repurchase value $6,624,000, 0.00%, dated 12/31/13, due 01/02/14 (collateralized by U.S. Treasury Note 0.250%, due 01/31/15, market value $6,758,438)	6,624,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,624,000)	6,624,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 99.8% (Cost $203,693,931)	319,451,760

INTEREST
	MILESTONE INTERESTS (Restricted)(a) (b) — 0.0%
	Biotechnologies/Biopharmaceuticals — 0.0%
1	Targegen Milestone Interest	68,452
	Medical Devices and Diagnostics — 0.0%
1	Xoft Milestone Interest	10,749
	TOTAL MILESTONE INTERESTS (Cost $3,546,572)	79,201
	TOTAL INVESTMENTS - 99.8% (Cost $207,240,503)	319,530,961
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	653,517
	NET ASSETS - 100%	$320,184,478

The accompanying notes are an integral part of this schedule of investments.

(a)	Security fair valued.
(b)	Non-income producing security.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $13,788,948).
(d)	Number of warrants to be determined at a future date.
(e)	American Depository Receipt
(f)	Foreign security.
(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of this schedule of investments.

H&Q LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013

(Unaudited)

Other Information

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2013 to value the Fund’s net assets. For the period ended December 31, 2013, there were no transfers between Levels 1 and 2. The Fund accounts for transfers between levels at the beginning of the period.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible and Non-Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals			$3,503,570	$3,503,570
Drug Discovery Technologies			0	0
Healthcare Services			4,308,088	4,308,088
Medical Devices and Diagnostics			15,573,256	15,573,256
Pharmaceuticals		$3,245,000	—	3,245,000
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	$188,780,779	—	319,462	189,100,241
Drug Delivery	4,028,238	—	878,174	4,906,412
Drug Discovery Technologies	11,497,466	—	11	11,497,477
Financial Services	78,298	—	—	78,298
Generic Pharmaceuticals	42,069,246	—	—	42,069,246
Healthcare Services	—	—	777,777	777,777
Medical Devices and Diagnostics	15,389,270	—	94,125	15,483,395
Pharmaceuticals	13,593,143	—	—	13,593,143
Exchange Traded Fund	8,691,857	—	—	8,691,857
Short-term Investment	—	6,624,000	—	6,624,000
Milestone Interest
Biotechnologies/Biopharmaceuticals	—	—	68,452	68,452
Medical Devices and Diagnostics	—	—	10,749	10,749
Other Assets	—	—	327,879	327,879
Total	$284,128,297	$9,869,000	$25,861,543	$319,858,840

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2013	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers in (out of) Level 3	Balance as of Decenber 31, 2013
Convertible, Non-Convertibe Securities and Warrants
Biotechnologies/Biopharmaceuticals	$4,912,705	$(698,740)	$168,468	$(878,863)	$—	$3,503,570
Drug Discovery Technologies	0	—	—	—	—	0
Healthcare Services	4,308,088	—	—	—	—	4,308,088
Medical Devices and Diagnostics	15,587,351	(18,892)	4,797	—	—	15,573,256
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	4,125	(564,221)	879,558	—	—	319,462
Drug Delivery	544,434	333,740	—	—	—	878,174
Drug Discovery Technologies	11	—	—	—	—	11
Healthcare Services	777,777	—	—	—	—	777,777
Medical Devices and Diagnostics	86,150	7,975	—	—	—	94,125
Milestone Interests
Biotechnologies/Biopharmaceuticals	4,291,294	(4,222,842)	—	—	—	68,452
Medical Devices and Diagnostics	10,690	59	—	—	—	10,749

Other Assets	327,115	—	956	(192)	—	327,879

Total	$30,849,740	$(5,162,921)	$1,053,779	$(879,055)	$—	$25,861,543

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2013	$5,884,999

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at 12/31/2013	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	977,081	Public market price	None	N/A
	16,210,684	Capital asset pricing model	Discount Rate	12%-37% (17.13%)
			Price to sales multiple	0.2-16.8 (2.76)
			Revenue growth rate	10%-300% (52.88%)
	7,427,374	Independent valuation	Discount Rate	20%
	1,246,404	Probability adjusted value	Probability of events	10%-99% (32.04%)
			Timing of events	0-5.08 (3.5) years
$25,861,543

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the “Trustees”) have established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or whose quoted price may otherwise not reflect fair value, are valued in good faith by the Adviser using a fair value process pursuant to policies and procedures approved by the Trustees described below. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Adviser also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are typically valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, other restricted securities, as well as shares of publicly traded companies for which market quotations are not available or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees. The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations currently assigned.

Federal Income Tax Cost

At December 31, 2013, the cost of securities for Federal income tax purposes was $207,240,503. The net unrealized gain on securities held by the Fund was $112,290,458, including gross unrealized gain of $134,615,843 and gross unrealized loss of $22,325,385.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the period ended December 31, 2013 were as follows:

Issuer	Value on September 30, 2013	Purchases	Sales	Income	Value on December 31, 2013

EBI Life Sciences, Inc.	$13,102				$13,102
Euthymics Biosciences, Inc.	1,099,991				1,099,991
IntelliPharmaceutics International Inc.	1,659,680		$624,297		2,596,776
Neurovance, Inc.	738,080	$134,622	—		872,634
Palyon Medical Corporation	1,319,874	—	—		1,316,603
PHT Corporation	4,308,088	—	—		4,308,088
Veniti, Inc.	3,581,754	—	—		3,581,754
	$12,720,569	$134,622	$624,297	$—	$13,788,948

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represents 8% of the Fund’s net assets at December 31, 2013.

At December 31, 2013, the Fund had commitments of $1,336,880 relating to additional investments in three private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2013. The Fund on its own does not have the right to demand that such securities be registered.

	Acquisition			Carrying Value
Security (#)	Date		Cost	per Unit		Value
A.P. Pharma, Inc. Warrants (expiration 7/01/16)	6/30/11		$555	$0.20		$411,266
AlterG, Inc. Series C	4/12/13		1,427,152	0.41		958,661
CardioKinetix, Inc.
Series C Cvt. Pfd.	5/22/08		1,653,315	14.07		1,116,094
Series D Cvt. Pfd.	12/10/10		545,940	3.81		542,779
Series E Cvt. Pfd.	9/14/11		1,253,611	2.85		1,250,781
Warrants (expiration 12/11/19)	12/10/09, 2/11/10		123	0.00		0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10		123	0.00		0
Celladon Corporation
Series A-1 Cvt. Pfd.	1/27/12		1,505,300	0.45		1,492,656
Warrants (expiration 10/10/18)	10/10/13		56	0.00		0
Cvt. Promissory Note	10/10/13		25,208	100.00		25,187
Cercacor Laboratories, Inc. Common	3/31/98		0	0.72		94,032
Ceres, Inc.
Warrants (expiration 9/05/15)	9/05/07		20	0.00		0
Dynex Technologies, Inc.
Series A Cvt. Pfd.	1/03/12	††	199,963	0.30		641,844
Warrants (expiration 4/01/19)	1/03/12	††	60	0.00		0
Warrants (expiration 5/06/19)	1/03/12	††	5	0.00		0
EBI Life Sciences, Inc.
Series A Cvt. Pfd.	12/29/11	††	13,597	0.01		13,102
Euthymics Biosciences, Inc.
Series A Cvt. Pfd.	7/14/10 - 5/21/12		2,635,558	0.38		1,099,991
IlluminOss Medical, Inc.
Series C-1 Cvt. Pfd.	9/26/12		775,482	0.38		775,000
InnovaCare Health, Inc. Common	12/21/12	††	643,296	5.25		777,777
Insightra Medical, Inc. Series C Cvt. Pfd.	4/29/13		1,553,253	0.42		1,550,000
IntelliPharmaceutics International Inc.
Warrants (expiration 2/01/16)	1/31/11		115	1.46		466,908
Labcyte, Inc.
Series C Cvt. Pfd.	7/18/05		1,283,959	0.71		1,743,765
Series D Cvt. Pfd.	12/21/12		68,608	0.83		88,915
MacroGenics, Inc. Common
Series D Cvt. Pfd.	10/10/13		879,558	24.68		314,587
Magellan Diagnostics, Inc.
Series A Cvt. Pfd.	11/28/06 - 10/01/09		1,225,113	0.69		1,480,995
Warrants (expiration 4/01/19)	4/03/09		358	0.00		0
Warrants (expiration 5/06/19)	5/12/09		29	0.00		0
Neurovance, Inc.
Series A Cvt. Pfd.	12/29/11	††	202,963	0.08		199,863
Series A-1 Cvt. Pfd.	10/11/12		674,013	0.08		672,771
OncoGenex Pharmaceuticals, Inc.
Warrants (expiration 10/22/15)	10/22/10		0	0.13		4,875
Palyon Medical Corporation
Series A Cvt. Pfd.	4/28/09		2,068,781	0.00	†	9,606
Series B Cvt. Pfd.	6/28/13		1,312,161	0.07		1,306,997
Warrants (expiration 4/26/19)	4/25/12		0	0.00		0
PHT Corporation
Series D Cvt. Pfd.	7/23/01		2,804,181	0.78		2,800,000
Series E Cvt. Pfd.	9/12/03 - 10/19/04		627,548	1.55		1,244,403
Series F Cvt. Pfd.	7/21/08		81,729	2.65		263,685
Songbird Hearing, Inc. Common	12/14/00		2,003,239	0.67		93
Targegen Milestone Interest	7/20/10		2,960,669	68,452		68,452
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00 - 8/21/07		2,001,787	0.01		435
Series I Cvt. Pfd.	7/08/05		386,639	0.01		997
Tibion Corporation
Series B Cvt. Pfd.	2/23/11		905,158	0.08		258,136
Warrants (expiration 7/12/17)	7/12/12		0	0.00		0
Warrants (expiration 10/30/17)	10/30/12		0	0.00		0
Warrants (expiration 11/28/17)	11/28/12		0	0.00		0
Non Cvt. Promissory Note	7/12/12		239,081	100.00		238,286
Non Cvt. Promissory Note	4/12/13		28,216	100.00		28,211
Veniti, Inc.
Series A Cvt. Pfd.	2/28/11		2,271,713	0.92		2,385,302
Series B Cvt. Pfd.	5/24/13		1,197,289	0.92		1,196,452
Xoft Milestone Interest	1/05/11		585,903	10,749		10,749
Zyomyx, Inc. Common	2/19/99 - 1/12/04		2,601,013	0.25		11
			$38,642,440			$25,533,664

(#) See Schedule of Investments and corresponding footnotes for more information on each issuer.

† Carrying value per unit is greater than $0.00 but less than $0.01.

†† Interest received as part of a corporate action for a previously owned security.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Life Sciences Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	2/24/2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	2/24/2014